Restructuring Activities (Details) - Schedule of Restructuring Costs Payable for Costs Incurred Related to the Restructuring Activities $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Restructuring Costs Payable For Costs Incurred Related To The Restructuring Activities Abstract
Restructuring costs payable, beginning balance
Restructuring costs incurred	845
Restructuring costs paid	(793)
Restructuring costs payable – December 31, 2022	52
Less discontinued operations	(52)
Restructuring costs – continuing operations